Tax Matters - Provision for Taxes on Income (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current income taxes:
Federal		$ 67	$ 393	$ 142
State and local		(8)	85	(106)
Deferred income taxes:
Federal		300	725	2,124
State and local		(36)	(256)	(33)
Total U.S. tax provision		323	948	2,127
International
Current income taxes		1,951	2,321	2,544
Deferred income taxes		(284)	(149)	(365)
Total international tax provision		1,667	2,172	2,179
Provision for taxes on income	[1]	$ 1,990	$ 3,120	$ 4,306

[1]	Amounts may not add due to rounding.